Trade payables and accrued expenses (Tables)	12 Months Ended
Mar. 31, 2025
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Summary of Trade Payables and Accrued Expenses

	As at March 31,
		2024		2025
Trade payables	₹	23,275	₹	21,985
Accrued expenses		65,291		66,267
	₹	88,566	₹	88,252